Critical Accounting Estimates and Judgements - Additional information (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Lease liabilities	£ 18,617	£ 13,583
Miami, Florida United States
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Lease liabilities		£ 3,040
Income from subleasing right-of-use assets	£ 807